Calvert
Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 22.4%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$2,969	$ 3,063,799
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	5,045	5,046,980
Aligned Data Centers Issuer, LLC, Series 2021-1A, Class A2, 1.937%, 8/15/46(1)	5,188	5,116,795
Amur Equipment Finance Receivables IX, LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	3,423	3,409,764
Avant Credit Card Master Trust, 1A, Class A, 1.37%, 4/15/27(1)	5,800	5,726,520
Avant Loans Funding Trust, Series 2020-REV1, Class C, 4.17%, 5/15/29(1)	2,000	2,006,959
BHG Securitization Trust:
Series 2021-B, Class A, 0.90%, 10/17/34(1)	4,746	4,720,564
Series 2021-B, Class B, 1.67%, 10/17/34(1)	4,500	4,433,788
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	3,896	3,896,023
Chase Auto Credit Linked Notes, Series 2021-1, Class B, 0.875%, 9/25/28(1)	9,952	9,921,399
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	19,126	19,115,431
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	14,080	14,174,139
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	12,235	12,247,896
Conn's Receivables Funding, LLC:
Series 2020-A, Class A, 1.71%, 6/16/25(1)	261	261,392
Series 2020-A, Class C, 4.20%, 6/16/25(1)	2,536	2,546,624
Series 2021-A, Class B, 2.87%, 5/15/26(1)	8,955	8,933,790
Series 2021-A, Class C, 4.59%, 5/15/26(1)	7,695	7,673,621
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	6,085	6,038,699
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	5,164,215
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,960,151
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,494,061
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,011	12,942,367
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	5,573	5,817,057
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	5,465	5,545,601
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	5,431	5,534,699
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	13,933	14,148,596
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	2,000	1,999,755
Security	Principal Amount (000's omitted)	Value
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	$4,821	$ 5,066,684
Helios Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	3,281	3,363,260
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	4,087	4,011,665
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	4,049	3,983,839
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	5,841	5,890,608
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	6,192	6,162,554
Series 2021-3, Class B, 0.76%, 2/26/29(1)	5,222	5,191,729
Series 2021-3, Class C, 0.86%, 2/26/29(1)	2,397	2,382,762
Series 2021-3, Class D, 1.009%, 2/26/29(1)	2,324	2,305,602
Series 2021-3, Class E, 2.102%, 2/26/29(1)	1,483	1,474,976
LL ABS Trust, Series 2021-1A, Class A, 1.07%, 5/15/29(1)	2,913	2,898,646
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	844	768,417
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	478	406,444
Marlette Funding Trust:
Series 2018-2A, Class C, 4.37%, 7/17/28(1)	1,757	1,761,555
Series 2020-1A, Class B, 2.38%, 3/15/30(1)	1,616	1,621,616
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	6,215	6,230,186
Series 2021-1A, Class A, 0.60%, 6/16/31(1)	1,447	1,447,079
Marlette Funding Trust, Series 2021-1A, Class B, 1.00%, 6/16/31(1)	5,100	5,083,554
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	4,935	4,810,051
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	2,884	2,944,930
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	988	1,021,093
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	4,966	4,838,646
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	3,794	3,793,158
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	2,402	2,336,738
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	4,932	4,884,594
Series 2021-3A, Class A, 1.44%, 6/20/52(1)	7,066	6,854,588
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	760	761,420
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,766	6,823,029
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	1,741	1,737,962
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	15,375	15,374,488
OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/29(1)	2,056	2,057,078
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	2,279	2,266,335
Series 2021-B, Class B, 1.96%, 5/8/31(1)	2,687	2,677,980
Series 2021-C, Class A, 2.18%, 10/8/31(1)	16,430	16,342,433

Calvert
Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Oportun Issuance Trust: (continued)
Series 2021-C, Class B, 2.67%, 10/8/31(1)	$11,238	$ 11,159,327
Pagaya AI Debt Selection Trust:
Series 2021-1, Class A, 1.18%, 11/15/27(1)	3,864	3,856,466
Series 2021-2, 3.00%, 1/25/29(1)	8,094	8,097,217
Series 2021-3, Class A, 1.15%, 5/15/29(1)	13,066	13,011,921
Series 2021-3, Class B, 1.74%, 5/15/29(1)	14,250	13,967,090
Series 2021-3, Class C, 3.27%, 5/15/29(1)	3,250	3,206,898
Series 2021-5, Class B, 2.63%, 8/15/29(1)	8,643	8,634,098
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	7,439	7,409,347
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	7,541	7,570,767
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	3,447	3,530,484
Prodigy Finance CM DAC, Series 2021-1A, Class A, 1.352%, (1 mo. USD LIBOR + 1.25%), 7/25/51(1)(2)	3,049	3,050,187
Purchasing Power Funding, LLC, Series 2021-A, Class A, 1.57%, 10/15/25(1)	7,760	7,726,361
ServiceMaster Funding, LLC, Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	3,145	3,131,845
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	13,964	14,327,654
Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26(1)	323	322,841
SoFi Consumer Loan Program, LLC, Series 2017-6, Class B, 3.52%, 11/25/26(1)	922	924,001
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	20,583	20,510,785
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	33,226	34,457,834
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,720	2,775,062
Sunnova Helios II Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,178	1,161,522
Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,146	1,125,256
Series 2021-B, Class B, 2.01%, 7/20/48(1)	8,740	8,549,467
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	8,708	8,929,563
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	2,000	1,992,272
Theorem Funding Trust:
Series 2020-1A, Class A, 2.48%, 10/15/26(1)	507	508,806
Series 2021-1A, Class A, 1.21%, 12/15/27(1)	12,126	12,105,930
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	5,446	5,386,338
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	6,316	6,493,740
Series 2020-3, Class C, 6.25%, 11/20/30(1)	4,700	4,971,373
Series 2021-2, Class B, 1.75%, 6/20/31(1)	3,100	3,076,837
Series 2021-3, Class A, 0.83%, 7/20/31(1)	4,810	4,794,589
Security	Principal Amount (000's omitted)	Value
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	$5,684	$ 5,811,358
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,045	9,869,234
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,661	3,655,183
VB-S1 Issuer, LLC, Series 2020-1A, Class C2, 3.031%, 6/15/50(1)	1,600	1,645,379
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	7,034	6,912,365
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	700	652,577
Series 2020-A, Class C, 6.657%, 3/15/45(1)	1,247	907,108
Total Asset-Backed Securities (identified cost $571,590,556)		$569,735,466

Collateralized Mortgage Obligations — 5.8%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.80%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	$2,395	$ 2,406,308
Series 2021-1A, Class M1B, 2.25%, (30-day average SOFR + 2.20%), 3/25/31(1)(2)	2,360	2,384,346
Series 2021-1A, Class M1C, 3.00%, (30-day average SOFR + 2.95%), 3/25/31(1)(2)	670	690,269
Series 2021-2A, Class M1A, 1.25%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	6,041	6,031,817
Series 2021-2A, Class M1B, 1.55%, (SOFR + 1.50%), 6/25/31(1)(2)	4,750	4,758,965
Series 2021-3A, Class A2, 1.05%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	5,245	5,219,799
Series 2021-3A, Class M1A, 1.05%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	4,000	4,010,504
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.603%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	2,131	2,174,384
Series 2018-DNA1, Class M2AT, 1.153%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	4,294	4,306,563
Series 2019-DNA2, Class M2, 2.553%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	6,256	6,330,941
Series 2019-DNA3, Class M2, 2.153%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	6,052	6,104,155
Series 2019-DNA4, Class M2, 2.053%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	1,222	1,227,764
Series 2019-HQA4, Class B1, 3.053%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(2)	2,769	2,791,062
Series 2020-DNA4, Class M2, 3.853%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	878	885,058
Series 2020-DNA5, Class M2, 2.85%, (30-day average SOFR + 2.80%), 10/25/50(1)(2)	1,027	1,037,222

Calvert
Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2020-DNA6, Class M2, 2.05%, (30-day average SOFR + 2.00%), 12/25/50(1)(2)	$3,810	$ 3,835,353
Series 2020-HQA2, Class B1, 4.203%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(2)	5,335	5,526,954
Series 2021-DNA3, Class M1, 0.80%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	3,350	3,356,167
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C04, Class 1M2, 5.003%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	4,374	4,557,209
Series 2018-R07, Class 1M2, 2.502%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	1,887	1,899,251
Series 2019-R02, Class 1M2, 2.403%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	930	936,002
Series 2019-R05, Class 1B1, 4.203%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(2)	3,283	3,343,372
Series 2019-R05, Class 1M2, 2.103%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	86	85,935
Series 2019-R06, Class 2B1, 3.852%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	5,426	5,500,976
Series 2019-R07, Class 1B1, 3.503%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(2)	6,273	6,340,792
Series 2020-R02, Class 2B1, 3.103%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(2)	6,160	6,202,187
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)	6,835	6,794,084
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)	7,670	7,626,558
Home Re, Ltd.:
Series 2021-1, Class M1C, 2.402%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(2)	3,645	3,597,226
Series 2021-1, Class M2, 2.952%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	3,500	3,420,709
Oaktown Re VI, Ltd., Series 2021-1A, Class M1A, 1.70%, (30-day average SOFR + 1.65%), 10/25/33(1)(2)	4,000	4,013,490
Oaktown Re, Ltd., Series 2017-1A, Class B1, 5.852%, (1 mo. USD LIBOR + 5.75%), 4/25/27(1)(2)	3,375	3,429,487
PRPM:
Series 2021-RPL1, Class A1, 1.319%, 7/25/51(1)	3,976	3,941,187
Series 2021-RPL2, Class A1, 1.455%, 10/25/51(1)	2,338	2,329,892
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 0.954%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	429	429,735
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 1.154%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(2)	2,979	2,989,675
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	5,310	5,323,478
ZH Trust:
Series 2021-1, Class A, 2.253%, 2/18/27(1)	4,635	4,621,584
Security	Principal Amount (000's omitted)	Value
ZH Trust: (continued)
Series 2021-2, Class A, 2.349%, 10/17/27(1)	$7,006	$ 6,974,563
Total Collateralized Mortgage Obligations (identified cost $147,315,358)		$ 147,435,023

Commercial Mortgage-Backed Securities — 8.7%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(4)	$10,820	$ 10,441,234
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	6,285	5,890,873
BBCMS Mortgage Trust:
Series 2017-DELC, Class A, 0.96%, (1 mo. USD LIBOR + 0.85%), 8/15/36(1)(2)	14,116	14,138,366
Series 2017-DELC, Class E, 2.61%, (1 mo. USD LIBOR + 2.50%), 8/15/36(1)(2)	4,213	4,176,207
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.026%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	4,016	4,020,787
Series 2019-XL, Class B, 1.186%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	10,595	10,592,619
Series 2020-BXLP, Class A, 0.91%, (1 mo. USD LIBOR + 0.80%), 12/15/36(1)(2)	4,073	4,077,680
Series 2020-BXLP, Class B, 1.11%, (1 mo. USD LIBOR + 1.00%), 12/15/36(1)(2)	4,783	4,782,415
Series 2021-VOLT, Class B, 1.059%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	10,284	10,216,853
Series 2021-VOLT, Class C, 1.209%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	3,122	3,089,970
Series 2021-VOLT, Class D, 1.759%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	9,323	9,264,244
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, 1.21%, (1 mo. USD LIBOR + 1.10%), 7/15/30(1)(2)	698	696,098
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, 1.51%, (1 mo. USD LIBOR + 1.40%), 8/15/36(1)(2)	7,380	7,380,055
CSMC, Series 2018-SITE, Class C, 4.782%, 4/15/36(1)(4)	5,000	5,046,506
Extended Stay America Trust:
Series 2021-ESH, Class B, 1.49%, (1 mo. USD LIBOR + 1.38%), 7/15/38(1)(2)	3,380	3,384,562
Series 2021-ESH, Class C, 1.81%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(2)	6,117	6,129,093
Series 2021-ESH, Class D, 2.36%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(2)	11,570	11,587,297
Federal National Mortgage Association, Series 2018-M4, Class A2, 3.059%, 3/25/28(4)	6,093	6,606,061
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 1.802%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	146	145,579

Calvert
Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust: (continued)
Series 2019-01, Class M10, 3.352%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	$1,975	$ 1,955,265
Series 2020-01, Class M7, 2.052%, (1 mo. USD LIBOR + 1.95%), 3/25/50(1)(2)	7,781	7,786,314
Series 2020-01, Class M10, 3.852%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	3,545	3,607,120
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.259%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	17,000	17,023,537
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	1,234,800
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(4)	1,920	322,560
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.81%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(5)	2,126	2,126,466
Series 2017-CLS, Class B, 0.96%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(2)(5)	5,940	5,940,021
Series 2017-CLS, Class C, 1.11%, (1 mo. USD LIBOR + 1.00%), 11/15/34(1)(2)(5)	5,755	5,753,605
Series 2017-CLS, Class E, 2.06%, (1 mo. USD LIBOR + 1.95%), 11/15/34(1)(2)(5)	6,427	6,418,530
Series 2019-BPR, Class A, 1.51%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	14,831	14,668,525
Motel Trust, Series 2021-MTL6, Class D, 2.21%, (1 mo. USD LIBOR + 2.10%), 9/15/38(1)(2)	1,012	1,012,444
VMC Finance, LLC:
Series 2021-HT1, Class A, 1.753%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	24,271	24,336,818
Series 2021-HT1, Class B, 4.603%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	8,541	8,551,090
Total Commercial Mortgage-Backed Securities (identified cost $227,905,587)		$222,403,594

Convertible Bonds — 0.1%

Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
ams AG, 0.875%, 9/28/22(6)	$2,600	$ 2,562,447
Total Convertible Bonds (identified cost $2,568,476)		$ 2,562,447

Corporate Bonds — 49.5%

Security	Principal Amount (000's omitted)	Value
Communications — 4.1%
AT&T, Inc.:
2.25%, 2/1/32	$8,300	$ 8,029,250
2.30%, 6/1/27	16,948	17,255,061
2.75%, 6/1/31	6,307	6,441,570
CCO Holdings, LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	2,983	3,108,286
5.125%, 5/1/27(1)	10,390	10,714,428
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	3,000	2,974,860
Nokia Oyj, 4.375%, 6/12/27	12,039	13,016,747
T-Mobile USA, Inc.:
2.05%, 2/15/28	3,100	3,079,342
2.25%, 2/15/26	4,389	4,406,666
2.25%, 2/15/26(1)	3,808	3,823,327
2.55%, 2/15/31	5,000	4,978,852
2.625%, 4/15/26	5,054	5,085,866
Verizon Communication, Inc., 2.10%, 3/22/28	15,400	15,440,549
Ziggo B.V., 5.50%, 1/15/27(1)	5,970	6,141,100
		$104,495,904
Consumer, Cyclical — 4.2%
7-Eleven, Inc., 0.80%, 2/10/24(1)	$2,673	$2,643,715
American Airlines Pass-Through Trust:
4.40%, 9/22/23	463	457,118
5.25%, 1/15/24	1,917	1,900,129
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	6,637	6,911,971
Brunswick Corp., 0.85%, 8/18/24	4,878	4,811,159
Delta Air Lines, Inc., 3.625%, 3/15/22	3,300	3,300,124
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	8,526	8,966,213
4.75%, 10/20/28(1)	10,953	11,969,239
Ford Motor Credit Co., LLC:
1.221%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	9,356	9,373,006
2.979%, 8/3/22	11,297	11,369,131
3.087%, 1/9/23	2,516	2,561,842
3.264%, (3 mo. USD LIBOR + 3.14%), 1/7/22(2)	8,000	8,000,006
3.375%, 11/13/25	6,000	6,241,410
4.14%, 2/15/23	1,530	1,568,327
General Motors Financial Co., Inc., 1.20%, 10/15/24	4,196	4,167,722
Hyatt Hotels Corp.:
1.10% (SOFR + 1.05%), 10/1/23(2)	3,755	3,766,266
1.80%, 10/1/24	1,919	1,921,030
Lithia Motors, Inc., 4.625%, 12/15/27(1)	3,500	3,686,322

Calvert
Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
Macy's Retail Holdings, LLC:
2.875%, 2/15/23	$3,476	$ 3,515,296
3.625%, 6/1/24	3,140	3,213,963
Nordstrom, Inc.:
2.30%, 4/8/24(7)	3,428	3,431,617
4.00%, 3/15/27(7)	3,500	3,521,000
		$ 107,296,606
Consumer, Non-cyclical — 4.6%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$8,545	$8,933,687
4.25%, 11/1/29(1)	3,000	3,201,637
Avantor Funding, Inc., 4.625%, 7/15/28(1)	4,659	4,864,765
Block Financial, LLC:
2.50%, 7/15/28	8,500	8,515,994
3.875%, 8/15/30	3,743	4,009,201
Centene Corp.:
2.50%, 3/1/31	5,111	4,984,145
4.25%, 12/15/27	15,882	16,584,461
Coca-Cola Europacific Partners PLC:
0.50%, 5/5/23(1)	8,833	8,762,462
0.80%, 5/3/24(1)	5,000	4,919,934
1.50%, 1/15/27(1)	3,742	3,669,643
CVS Health Corp., 1.30%, 8/21/27	12,499	12,126,842
CVS Pass-Through Trust, 6.036%, 12/10/28	1,066	1,215,226
Hikma Finance USA, LLC, 3.25%, 7/9/25(6)	7,304	7,513,479
Keurig Dr Pepper, Inc., 0.75%, 3/15/24	6,166	6,126,040
Kraft Heinz Foods Co., 3.875%, 5/15/27	15,000	16,219,867
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	4,498	4,356,842
		$116,004,225
Energy — 0.6%
NuStar Logistics, L.P., 5.75%, 10/1/25	$4,828	$5,200,360
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	10,500	10,747,327
		$15,947,687
Financial — 26.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 10/29/24	$7,000	$6,987,505
1.75%, 1/30/26	3,000	2,945,400
4.125%, 7/3/23	6,055	6,291,349
4.50%, 9/15/23	5,591	5,866,398
4.625%, 10/15/27	3,019	3,342,191
6.50%, 7/15/25	2,768	3,165,312
Aflac, Inc., 1.125%, 3/15/26(7)	7,000	6,878,492
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Air Lease Corp., 2.875%, 1/15/26	$6,823	$ 7,044,256
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	9,614	9,819,740
American Assets Trust, L.P., 3.375%, 2/1/31	4,301	4,396,586
Ameriprise Financial, Inc., 3.00%, 4/2/25	4,382	4,577,704
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	6,350	6,511,087
Banco do Brasil S.A., 3.25%, 9/30/26(1)	17,550	17,104,230
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(8)	5,000	4,911,842
2.746%, 5/28/25	10,200	10,551,088
Bank of America Corp.:
1.197% to 10/24/25, 10/24/26(8)	6,362	6,238,212
1.319% to 6/19/25, 6/19/26(8)	24,600	24,358,003
1.53% to 12/6/24, 12/6/25(8)	11,500	11,526,137
1.658% to 3/11/26, 3/11/27(8)	7,000	6,953,210
1.734% to 7/22/26, 7/22/27(8)	13,829	13,735,905
2.456% to 10/22/24, 10/22/25(8)	18,878	19,401,312
Bank of Nova Scotia (The):
0.70%, 4/15/24	10,000	9,916,698
2.375%, 1/18/23(7)	12,241	12,454,074
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	6,660	6,610,416
BNP Paribas S.A.:
1.675% to 6/30/26, 6/30/27(1)(8)	8,425	8,287,643
4.375%, 9/28/25(1)	3,000	3,253,266
Capital One Financial Corp., 3.75%, 7/28/26	10,522	11,295,240
Charles Schwab Corp. (The), 0.75%, 3/18/24	3,500	3,486,086
CI Financial Corp., 3.20%, 12/17/30	3,788	3,891,132
Citigroup, Inc.:
0.72%, (SOFR + 0.67%), 5/1/25(2)	7,382	7,438,940
0.776% to 10/30/23, 10/30/24(8)	17,150	17,055,063
1.281% to 11/3/24, 11/3/25(8)	1,897	1,893,085
1.678% to 5/15/23, 5/15/24(8)	13,582	13,736,980
4.00% to 12/10/25(8)(9)	5,060	5,110,600
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(8)	10,700	10,416,978
Danske Bank A/S:
1.171% to 12/8/22, 12/8/23(1)(8)	8,500	8,499,877
1.226%, 6/22/24(1)	5,573	5,567,840
1.621% to 9/11/25, 9/11/26(1)(8)	4,647	4,582,302
Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	13,250	13,852,429
DNB Bank ASA, 1.535% to 5/25/26, 5/25/27(1)(8)	5,000	4,931,727
Enact Holdings, Inc., 6.50%, 8/15/25(1)	15,850	17,332,054
EPR Properties, 4.50%, 6/1/27	10,800	11,411,450
Goldman Sachs Group, Inc. (The):
0.63%, (SOFR + 0.58%), 3/8/24(2)	14,197	14,199,825
1.948% to 10/21/26, 10/21/27(8)	13,967	13,911,916

Calvert
Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	$6,656	$ 6,731,479
6.00%, 4/15/25(1)	5,066	5,273,706
HSBC Holdings PLC:
0.732% to 8/17/23, 8/17/24(8)	7,824	7,757,035
2.251% to 11/22/26, 11/22/27(8)	8,383	8,405,391
ING Groep NV, 1.726% to 4/1/26, 4/1/27(8)	5,000	4,968,517
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	4,394	4,448,925
5.00%, 7/15/28(1)	7,646	7,867,772
JPMorgan Chase & Co.:
1.04% to 2/4/26, 2/4/27(8)	25,000	24,207,716
1.47% to 9/22/26, 9/22/27(8)	11,468	11,246,328
1.578% to 4/22/26, 4/22/27(8)	9,000	8,898,612
2.956% to 5/13/30, 5/13/31(8)	8,939	9,264,997
Lloyds Banking Group PLC:
0.695% to 5/11/23, 5/11/24(8)	4,000	3,985,342
2.438% to 2/5/25, 2/5/26(7)(8)	4,905	5,004,087
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(8)	3,117	3,076,611
3.624%, 6/3/30(1)	3,984	4,161,410
Macquarie Group, Ltd., 0.74% to 10/14/24, 10/14/25(1)(8)	5,000	4,959,139
Nationwide Building Society, 0.55%, 1/22/24(1)	8,809	8,695,166
Newmark Group, Inc., 6.125%, 11/15/23	10,113	10,831,023
OneMain Finance Corp.:
3.50%, 1/15/27	7,159	7,087,303
7.125%, 3/15/26	2,790	3,184,715
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	8,259	8,485,164
Radian Group, Inc.:
4.875%, 3/15/27	4,214	4,526,099
6.625%, 3/15/25	5,610	6,205,698
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(8)	5,400	5,316,428
Societe Generale S.A., 1.488% to 12/14/25, 12/14/26(1)(8)	13,600	13,253,102
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(8)	1,970	1,954,664
1.319% to 10/14/22, 10/14/23(1)(8)	7,275	7,282,270
1.456% to 1/14/26, 1/14/27(1)(8)	3,503	3,395,626
1.822% to 11/23/24, 11/23/25(1)(8)	3,997	3,994,729
Sun Communities Operating, L.P., 2.30%, 11/1/28	2,227	2,226,022
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(8)	16,130	16,143,026
4.00% to 10/29/25, 10/29/30(8)	2,946	3,070,890
Synovus Financial Corp., 3.125%, 11/1/22	5,545	5,635,490
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	3,909	4,043,655
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Truist Financial Corp.:
1.125%, 8/3/27(7)	$8,238	$ 7,977,054
1.267% to 3/2/26, 3/2/27(8)	4,636	4,550,934
UBS AG, 1.25%, 6/1/26(1)	5,143	5,028,490
UBS Group AG, 1.494%, 8/10/27(1)	10,000	9,760,355
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(8)	8,524	8,515,221
		$ 663,161,771
Government - Multinational — 3.6%
European Bank for Reconstruction & Development, 1.50%, 2/13/25	$11,400	$11,546,083
European Investment Bank:
2.125%, 4/13/26(7)	15,000	15,567,939
2.375%, 5/24/27	19,314	20,293,284
Inter-American Development Bank, 0.875%, 4/3/25	11,616	11,532,687
International Bank for Reconstruction & Development:
0.18%, (SOFR + 0.13%), 1/13/23(2)	8,579	8,584,325
0.875%, 7/15/26	20,000	19,649,227
International Finance Corp., 0.14%, (SOFR + 0.09%), 4/3/24(2)	4,008	4,007,986
		$91,181,531
Government - Regional — 0.4%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)(7)	$10,395	$10,249,434
		$10,249,434
Industrial — 2.2%
Hexcel Corp., 4.20%, 2/15/27	$930	$999,264
Jabil, Inc.:
3.00%, 1/15/31	13,955	14,357,317
4.70%, 9/15/22	7,391	7,587,762
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	3,800	3,969,417
SYNNEX Corp.:
1.25%, 8/9/24(1)	6,500	6,430,166
1.75%, 8/9/26(1)	8,000	7,804,616
Teledyne Technologics, Inc., 0.95%, 4/1/24	14,000	13,865,241
		$55,013,783
Technology — 1.9%
DXC Technology Co.:
1.80%, 9/15/26	$7,500	$7,419,128
2.375%, 9/15/28	4,763	4,659,792
Kyndryl Holdings, Inc.:
2.05%, 10/15/26(1)	6,088	5,931,221
2.70%, 10/15/28(1)	12,332	11,944,468

Calvert
Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology (continued)
Seagate HDD Cayman:
3.375%, 7/15/31	$5,000	$ 4,886,650
4.091%, 6/1/29	6,210	6,438,652
4.875%, 3/1/24	1,453	1,542,287
Western Digital Corp., 4.75%, 2/15/26	5,645	6,179,892
		$ 49,002,090
Utilities — 1.8%
AES Corp. (The):
1.375%, 1/15/26	$7,000	$6,802,519
2.45%, 1/15/31	4,889	4,768,451
Avangrid, Inc., 3.15%, 12/1/24	7,692	8,058,129
Consolidated Edison, Inc., 0.65%, 12/1/23	3,650	3,621,828
Enel Finance International NV:
1.375%, 7/12/26(1)	3,238	3,156,504
2.65%, 9/10/24(1)	10,529	10,849,496
NextEra Energy Operating Partners, L.P.:
4.25%, 7/15/24(1)	2,281	2,372,206
4.25%, 9/15/24(1)	779	808,984
4.50%, 9/15/27(1)	3,068	3,316,508
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	3,163	3,286,546
		$47,041,171
Total Corporate Bonds (identified cost $1,259,038,861)		$1,259,394,202

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(11)	$4,000	$ 3,916,240
Total High Social Impact Investments (identified cost $4,000,000)		$ 3,916,240

Preferred Stocks — 0.3%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp., Series C, 7.00% to 10/15/22(8)	150,000	$ 3,856,500
		$ 3,856,500
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
United States Cellular Corp., 5.50%	157,475	$ 4,157,340
		$ 4,157,340
Total Preferred Stocks (identified cost $7,732,478)		$ 8,013,840

Senior Floating-Rate Loans(12) — 4.7%

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transport — 0.2%
SkyMiles IP, Ltd., Term Loan, 10/20/27(13)	$5,750	$ 6,094,281
		$ 6,094,281
Automotive — 0.2%
Clarios Global, L.P., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$5,087	$ 5,063,609
		$ 5,063,609
Building and Development — 0.5%
APi Group DE, Inc., Term Loan, 12/18/28(13)	$5,750	$ 5,752,156
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.852%, (1 mo. USD LIBOR + 2.75%), 8/21/25	6,728	6,693,930
		$12,446,086
Cable and Satellite Television — 0.7%
CSC Holdings, LLC, Term Loan, 2.36%, (3 mo. USD LIBOR + 2.25%), 7/17/25	$4,974	$4,904,323
UPC Financing Partnership, Term Loan, 3.11%, (3 mo. USD LIBOR + 3.00%), 1/31/29	6,775	6,761,450
Virgin Media Bristol, LLC, Term Loan, 3.36%, (3 mo. USD LIBOR + 3.25%), 1/31/29	6,800	6,804,250
		$18,470,023
Electronics/Electrical — 1.2%
Banff Merger Sub, Inc., Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 10/2/25	$5,743	$5,727,441
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	3,518	3,527,709
Informatica, LLC, Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 10/27/28	5,975	5,960,809
MA FinanceCo., LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	269	268,007
Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,819	1,809,918
SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	399	394,382

Calvert
Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	$491	$ 485,829
Ultimate Software Group, Inc. (The), Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26	5,679	5,671,244
VS Buyer, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 2/28/27	5,747	5,734,380
		$ 29,579,719
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,778	$ 1,780,996
		$ 1,780,996
Health Care — 0.7%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$4,142	$4,142,954
ICON Luxembourg S.a.r.l.:
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 7/3/28	5,590	5,598,072
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 7/3/28	1,393	1,394,763
Ortho-Clinical Diagnostics S.A., Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 6/30/25	6,700	6,706,010
		$17,841,799
Insurance — 0.4%
Asurion, LLC:
Term Loan, 3.229%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$3,005	$3,000,719
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	1,742	1,732,418
USI, Inc., Term Loan, 3.224%, (3 mo. USD LIBOR + 3.00%), 5/16/24	5,045	5,014,352
		$9,747,489
Leisure Goods/Activities/Movies — 0.2%
Bombardier Recreational Products, Inc., Term Loan, 2.101%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$737	$729,394
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	5,000	5,001,340
		$5,730,734
Telecommunications — 0.5%
CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$6,654	$6,582,610
Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	776	766,641
Borrower/Description	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Ziggo Financing Partnership, Term Loan, 2.61%, (3 mo. USD LIBOR + 2.50%), 4/30/28	$4,872	$ 4,826,325
		$ 12,175,576
Total Senior Floating-Rate Loans (identified cost $119,074,964)		$ 118,930,312

Sovereign Government Bonds — 0.7%

Security	Principal Amount (000's omitted)	Value
Kommunalbanken AS, 2.125%, 2/11/25(1)	$5,000	$ 5,159,200
Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	5,000	5,059,120
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26(1)	7,000	7,327,100
Total Sovereign Government Bonds (identified cost $17,775,129)		$ 17,545,420

Taxable Municipal Obligations — 0.6%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.4%
California Health Facilities Financing Authority, (No Place Like Home Program):
1.97%, 6/1/23	$2,000	$ 2,034,740
2.02%, 6/1/24	2,500	2,554,900
2.211%, 6/1/25	4,450	4,580,518
		$ 9,170,158
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.597%, 9/1/25	$2,350	$ 2,367,320
San Diego County Water Authority, CA, Green Bonds, Series A, 0.743%, 5/1/25	1,500	1,475,160
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds:
1.949%, 11/1/22	675	683,316
1.982%, 11/1/23	700	714,189
2.082%, 11/1/24	500	512,945
		$5,752,930
Total Taxable Municipal Obligations (identified cost $14,675,000)		$14,923,088

Calvert
Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 4.9%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.50%, 3/31/25	$116,400	$ 114,485,766
2.125%, 3/31/24	10,000	10,293,359
Total U.S. Treasury Obligations (identified cost $125,064,427)		$ 124,779,125

Short-Term Investments — 2.5%
Affiliated Fund — 2.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(14)	53,348,753	$ 53,348,753
Total Affiliated Fund (identified cost $53,347,372)		$ 53,348,753
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(15)	10,077,908	$ 10,077,908
Total Securities Lending Collateral (identified cost $10,077,908)		$ 10,077,908
Total Short-Term Investments (identified cost $63,425,280)		$ 63,426,661
Total Investments — 100.4% (identified cost $2,560,166,116)		$2,553,065,418
Other Assets, Less Liabilities — (0.4)%		$ (11,070,835)
Net Assets — 100.0%		$2,541,994,583

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $1,316,247,315 or 51.8% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2021.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2021.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2021.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of these securities is $10,075,926 or 0.4% of the Fund's net assets.
(7)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $14,593,125 and the total market value of the collateral received by the Fund was $15,061,180, comprised of cash of $10,077,908 and U.S. government and/or agencies securities of $4,983,272.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company.
(11)	Restricted security. Total market value of restricted securities amounts to $3,916,240, which represents 0.2% of the net assets of the Fund as of December 31, 2021.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after December 31, 2021, at which time the interest rate will be determined.
(14)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(15)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	733	Long	3/31/22	$159,919,985	$41,507
U.S. 5-Year Treasury Note	(378)	Short	3/31/22	(45,729,141)	(76,457)
U.S. 10-Year Treasury Note	(561)	Short	3/22/22	(73,192,969)	(719,802)
U.S. Ultra 10-Year Treasury Note	(956)	Short	3/22/22	(139,994,250)	(2,010,685)
					$(2,765,437)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$4,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar
At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. The Fund enters into futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At December 31, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $92,172,140, which represents 3.6% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.81%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 2,126,674	$ —	$ —	$ —	$ (153)	$ 2,126,466	$ 4,307	$ 2,126,000
Series 2017-CLS, Class B, 0.96%, (1 mo. USD LIBOR + 0.85%), 11/15/34	5,942,149	—	—	—	(1,980)	5,940,021	14,311	5,940,000
Series 2017-CLS, Class C, 1.11%, (1 mo. USD LIBOR + 1.00%), 11/15/34	5,759,059	—	—	—	(5,338)	5,753,605	16,072	5,755,000
Series 2017-CLS, Class E, 2.06%, (1 mo. USD LIBOR + 1.95%), 11/15/34	—	6,421,979	—	—	(3,457)	6,418,530	9,532	6,427,000
Series 2019-BPR, Class A, 1.51%, (1 mo. USD LIBOR + 1.40%), 5/15/36	14,709,964	—	—	—	(41,426)	14,668,525	56,477	14,831,000

Calvert
Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 3,931,320	$ —	$ —	$ —	$(15,080)	$ 3,916,240	$ 15,000	$ 4,000,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	29,671,063	229,231,138	(205,550,576)	(1,286)	(1,586)	53,348,753	5,698	53,348,753
Totals				$ (1,286)	$(69,020)	$92,172,140	$121,397

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$569,735,466	$ —	$569,735,466
Collateralized Mortgage Obligations	—	147,435,023	—	147,435,023
Commercial Mortgage-Backed Securities	—	222,403,594	—	222,403,594
Convertible Bonds	—	2,562,447	—	2,562,447
Corporate Bonds	—	1,259,394,202	—	1,259,394,202
High Social Impact Investments	—	3,916,240	—	3,916,240
Preferred Stocks	8,013,840	—	—	8,013,840
Senior Floating-Rate Loans	—	118,930,312	—	118,930,312
Sovereign Government Bonds	—	17,545,420	—	17,545,420
Taxable Municipal Obligations	—	14,923,088	—	14,923,088
U.S. Treasury Obligations	—	124,779,125	—	124,779,125
Short-Term Investments:
Affiliated Fund	—	53,348,753	—	53,348,753
Securities Lending Collateral	10,077,908	—	—	10,077,908
Total Investments	$18,091,748	$2,534,973,670	$ —	$2,553,065,418
Futures Contracts	$41,507	$ —	$ —	$41,507
Total	$18,133,255	$2,534,973,670	$ —	$2,553,106,925
Liability Description
Futures Contracts	$(2,806,944)	$ —	$ —	$(2,806,944)
Total	$(2,806,944)	$ —	$ —	$(2,806,944)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.